Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ariel Investment Trust
Entity Central Index Key	0000798365
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000108536 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Institutional Class
Trading Symbol	ARAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Fund Institutional Class advanced +10.22% over the trailing one-year period, ahead of both the Russell 2500TM Value Index’s +9.00% return and the Russell 2000® Value Index’s +7.88% gain but trailing the Russell 2500TM Index's return of +10.16%.
TOP PERFORMANCE CONTRIBUTORS
Global leader in for-profit education, Adtalem Global Education (ATGE), was the top contributor to performance with robust earnings and accelerating student enrollment, prompting a raise to full year guidance. Chamberlain and Walden, both Adtalem-owned Universities, outperformed on revenue per student and margins, while remediation efforts at the medical and veterinary schools showed encouraging progress. Despite regulatory uncertainty in U.S. education, we view ATGE as well insulated. With strong fundamentals, consistent free cash flow, and leadership in nursing and minority medical education, we believe ATGE is well-positioned to benefit from the ongoing healthcare labor shortage.
Additionally, live entertainment, media and technology company, Sphere Entertainment Co. (SPHR) advanced over the period, supported by strengthening business fundamentals and strong consumer demand for The Wizard of Oz, which continues to outperform expectations. Financial results should continue to ramp as Sphere scales its concert residencies, launches the capital-light ‘Sphere Network’ of smaller immersive venues domestically and drives higher utilization across show types. We also anticipate incremental upside from advertising, sponsorship, and suite revenue. Additionally, international expansion plans beyond Abu Dhabi remain a strategic priority. In our view, Sphere’s Las Vegas venue and its scalable franchise potential represent a compelling long-term opportunity that remains meaningfully undervalued.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company, Leslie’s Inc. (LESL) was the biggest performance detractor over the period due to disappointing earnings results and downward revisions to full year guidance. Unfavorable weather, soft consumer demand, and excess inventory pressured pricing and margins. Management is focused on cost-cutting, inventory optimization, and improving in-store traffic, while continuing to reduce debt. Despite recent challenges, we remain cautiously optimistic given Leslie’s loyal customer base, scale advantages, and omnichannel strength. Notably, the company also executed a reverse stock split during the period as part of its broader strategic reset.
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) also declined during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Institutional Class)	10.22%	15.15%	10.32%
Russell 2500TM Value Index	9.00%	14.96%	9.68%
Russell 2000® Value Index[1]	7.88%	15.49%	9.23%
Russell 2500TM Index	10.16%	12.09%	10.52%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
[1] The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 2,585,239,013
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 14,928,255
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,585,239,013
Total number of portfolio holdings	35
Total advisory fees paid	$14,928,255
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

C000013706 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Investor Class
Trading Symbol	ARGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Fund Investor Class advanced +9.86% over the trailing one-year period, ahead of both the Russell 2500TM Value Index’s +9.00% return and the Russell 2000® Value Index’s +7.88% gain but trailing the Russell 2500TM Index's return of +10.16%.
TOP PERFORMANCE CONTRIBUTORS
Global leader in for-profit education, Adtalem Global Education (ATGE), was the top contributor to performance with robust earnings and accelerating student enrollment, prompting a raise to full year guidance. Chamberlain and Walden, both Adtalem- owned Universities, outperformed on revenue per student and margins, while remediation efforts at the medical and veterinary schools showed encouraging progress. Despite regulatory uncertainty in U.S. education, we view ATGE as well insulated. With strong fundamentals, consistent free cash flow, and leadership in nursing and minority medical education, we believe ATGE is well-positioned to benefit from the ongoing healthcare labor shortage.
Additionally, live entertainment, media and technology company, Sphere Entertainment Co. (SPHR) advanced over the period, supported by strengthening business fundamentals and strong consumer demand for The Wizard of Oz, which continues to outperform expectations. Financial results should continue to ramp as Sphere scales its concert residencies, launches the capital-light ‘Sphere Network’ of smaller immersive venues domestically and drives higher utilization across show types. We also anticipate incremental upside from advertising, sponsorship, and suite revenue. Additionally, international expansion plans beyond Abu Dhabi remain a strategic priority. In our view, Sphere’s Las Vegas venue and its scalable franchise potential represent a compelling long-term opportunity that remains meaningfully undervalued.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company, Leslie’s Inc. (LESL) was the biggest performance detractor over the period due to disappointing earnings results and downward revisions to full year guidance. Unfavorable weather, soft consumer demand, and excess inventory pressured pricing and margins. Management is focused on cost-cutting, inventory optimization, and improving in-store traffic, while continuing to reduce debt. Despite recent challenges, we remain cautiously optimistic given Leslie’s loyal customer base, scale advantages, and omnichannel strength. Notably, the company also executed a reverse stock split during the period as part of its broader strategic reset.
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) also declined during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Investor Class)	9.86%	14.79%	9.98%
Russell 2500TM Value Index	9.00%	14.96%	9.68%
Russell 2000® Value Index[1]	7.88%	15.49%	9.23%
Russell 2500TM Index	10.16%	12.09%	10.52%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
[1] The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 2,585,239,013
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 14,928,255
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,585,239,013
Total number of portfolio holdings	35
Total advisory fees paid	$14,928,255
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

C000013707 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Investor Class
Trading Symbol	CAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Appreciation Fund Investor Class increased +7.26% over the trailing one-year period, slightly behind the Russell Midcap® Value Index’s +7.58% return and short of the +11.11% gain posted by the Russell Midcap® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Leading global financial franchise, Northern Trust Corporation (NTRS) also advanced following strong quarterly earnings results and rumors of a potential merger with Bank of New York Mellon. In our view, NTRS remains a trusted name offering diversified products in a favorable industry with high barriers to entry. We believe Northern’s 135-year track record highlights its stability and strength in navigating macroeconomic volatility with a conservative, operating approach.
TOP PERFORMANCE DETRACTORS
CarMax, Inc. (KMX), a leading used and wholesale vehicle auction operator, was the largest detractor from performance during the period. Management suspended the timeframes around its long-term strategic objectives, citing heightened macroeconomic uncertainty. Earnings disappointed, driven by lower unit sales and an increase in loan loss provisions. The demand slowdown followed a prior quarter’s pull-forward, as customers sought to preempt potential tariffs. The rise in provisions was concentrated in pandemic-era loans, which have underperformed, while more recent vintages are performing in line with expectations—suggesting the credit deterioration is largely contained. We view the weakness as cyclical, reflecting broader macro and industry volatility rather than structural challenges. As the market share leader in used vehicles, we believe CarMax’s scale and omnichannel capabilities position it well for long-term growth once conditions normalize.
Oil services company, Core Laboratories (CLB) also declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Investor Class)	7.26%	11.55%	8.13%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Russell Midcap® Index	11.11%	12.66%	11.39%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 896,295,297
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 6,610,823
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$896,295,297
Total number of portfolio holdings	42
Total advisory fees paid	$6,610,823
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

C000108537 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Institutional Class
Trading Symbol	CAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Appreciation Fund Institutional Class increased +7.60% over the trailing one-year period, slightly ahead of the Russell Midcap® Value Index’s +7.58% return and short of the +11.11% gain posted by the Russell Midcap® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Leading global financial franchise, Northern Trust Corporation (NTRS) also advanced following strong quarterly earnings results and rumors of a potential merger with Bank of New York Mellon. In our view, NTRS remains a trusted name offering diversified products in a favorable industry with high barriers to entry. We believe Northern’s 135-year track record highlights its stability and strength in navigating macroeconomic volatility with a conservative, operating approach.
TOP PERFORMANCE DETRACTORS
CarMax, Inc. (KMX), a leading used and wholesale vehicle auction operator, was the largest detractor from performance during the period. Management suspended the timeframes around its long-term strategic objectives, citing heightened macroeconomic uncertainty. Earnings disappointed, driven by lower unit sales and an increase in loan loss provisions. The demand slowdown followed a prior quarter’s pull-forward, as customers sought to preempt potential tariffs. The rise in provisions was concentrated in pandemic-era loans, which have underperformed, while more recent vintages are performing in line with expectations—suggesting the credit deterioration is largely contained. We view the weakness as cyclical, reflecting broader macro and industry volatility rather than structural challenges. As the market share leader in used vehicles, we believe CarMax’s scale and omnichannel capabilities position it well for long-term growth once conditions normalize.
Oil services company, Core Laboratories (CLB) also declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Institutional Class)	7.60%	11.89%	8.46%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Russell Midcap® Index	11.11%	12.66%	11.39%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 896,295,297
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 6,610,823
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$896,295,297
Total number of portfolio holdings	42
Total advisory fees paid	$6,610,823
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

C000108538 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Institutional Class
Trading Symbol	AFOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Focus Fund Institutional Class jumped +20.47% over the trailing one-year period, outperforming the +9.44% return posted by the Russell 1000® Value Index and the +17.60% gain of the S&P 500® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Global leader in enterprise software, Oracle Corporation (ORCL) was another top performer over the trailing one-year period as investor enthusiasm for its cloud and AI strategy outweighed mixed earnings results and a cautious near-term outlook. A record $455B in remaining performance obligations (RPO) backlog and ~500% Cloud RPO growth tied to four major contracts underscored surging demand for Oracle Cloud Infrastructure (OCI), with revenue visibility now extending through FY30. MultiCloud database revenue from Amazon, Google, and Microsoft also accelerated, supported by plans to deliver 37 new datacenters. Operating margins improved, capex was raised to meet robust demand, and the upcoming launch of Oracle AI Database is expected to further drive cloud consumption. In our view, Oracle’s entrenched leadership in database software and cloud infrastructure positions it as a key beneficiary of global generative AI adoption.
TOP PERFORMANCE DETRACTORS
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) was the biggest detractor from results during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Oil services company, Core Laboratories (CLB) declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Institutional Class)	20.47%	14.86%	10.64%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 77,686,523
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 317,434
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$77,686,523
Total number of portfolio holdings	28
Total advisory fees paid	$317,434
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

C000013708 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Investor Class
Trading Symbol	ARFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Focus Fund Investor Class jumped +20.14% over the trailing one-year period, outperforming the +9.44% return posted by the Russell 1000® Value Index and the +17.60% gain of the S&P 500® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Global leader in enterprise software, Oracle Corporation (ORCL) was another top performer over the trailing one-year period as investor enthusiasm for its cloud and AI strategy outweighed mixed earnings results and a cautious near-term outlook. A record $455B in remaining performance obligations (RPO) backlog and ~500% Cloud RPO growth tied to four major contracts underscored surging demand for Oracle Cloud Infrastructure (OCI), with revenue visibility now extending through FY30. MultiCloud database revenue from Amazon, Google, and Microsoft also accelerated, supported by plans to deliver 37 new datacenters. Operating margins improved, capex was raised to meet robust demand, and the upcoming launch of Oracle AI Database is expected to further drive cloud consumption. In our view, Oracle’s entrenched leadership in database software and cloud infrastructure positions it as a key beneficiary of global generative AI adoption.
TOP PERFORMANCE DETRACTORS
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) was the biggest detractor from results during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Oil services company, Core Laboratories (CLB) declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Investor Class)	20.14%	14.56%	10.37%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 77,686,523
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 317,434
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$77,686,523
Total number of portfolio holdings	28
Total advisory fees paid	$317,434
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

C000108545 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Investor Class
Trading Symbol	AINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel International Fund Investor Class advanced +22.01% over the trailing one-year period, outperforming both the MSCI EAFE Net and MSCI ACWI ex-US Net indices, which returned +14.99% and +16.45%, respectively. Ariel International Fund Investor Class lagged the MSCI EAFE Value Net Index’s +22.53% return, but came in ahead of the MSCI ACWI ex-US Value Net Index's +20.17% gain.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Bank holding company, BAWAG Group AG has advanced meaningfully following its strategic acquisitions of Barclays Consumer Bank Europe and Knab, a Netherlands-based mortgage bank. These transactions mark pivotal milestones, significantly enhancing the Group’s footprint across key European markets. In our view, current consensus estimates for 2025 and 2026 underappreciate the company’s long-term potential—particularly its ability to deliver sustainable growth, maintain best-in-class cost efficiency, and generate sector-leading capital returns. Management continues to execute with discipline, delivering strong financial results while remaining steadfast in its commitment to robust free cash flow generation and consistent capital return to shareholders through dividends.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
French multinational tire manufacturer, Michelin (CDGE) was a notable underperformer during the period, impacted by softer demand amid a challenging macroeconomic backdrop. Despite volume declines, margins remain resilient, supported by a favorable pricing mix and disciplined cost management. In response to near-term market pressures, management announced the planned closures of factories in France and Mexico. These actions are part of a broader strategic effort to reshape Michelin’s global footprint and align production with long-term market trends. While near-term demand remains uneven, the restructuring enhances operational flexibility and positions the company to benefit as end markets recover. We remain constructive on Michelin’s strong global competitive position, pricing power, and financial discipline. Shares currently trade at a meaningful discount to historical multiples, despite a strengthened balance sheet, robust free cash flow generation and attractive capital returns to shareholders.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Investor Class)	22.01%	8.33%	5.98%
MSCI EAFE Net Index (Broad-based Index)	14.99%	11.15%	8.17%
MSCI ACWI ex-US Net Index	16.45%	10.26%	8.23%
MSCI EAFE Value Net Index	22.53%	15.66%	8.16%
MSCI ACWI ex-US Value Net Index	20.17%	14.41%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 269,391,634
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,498,186
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$269,391,634
Total number of portfolio holdings	60
Total advisory fees paid	$1,498,186
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

Sector Allocation

Financials	19.77%
Consumer Discretionary	19.30%
Information Technology	15.89%
Communication Services	13.25%
Industrials	8.13%
Health Care	7.98%
Consumer Staples	5.45%
Utilities	3.86%
Materials & Processing	3.30%
Other	1.32%

Geographic Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

C000108546 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Institutional Class
Trading Symbol	AINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel International Fund Institutional Class advanced +22.27% over the trailing one-year period, outperforming both the MSCI EAFE Net and MSCI ACWI ex-US Net indices, which returned +14.99% and +16.45%, respectively. Ariel International Fund Institutional Class lagged the MSCI EAFE Value Net Index’s +22.53% return, but came in ahead of the MSCI ACWI ex-US Value Net Index's +20.17% gain.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Bank holding company, BAWAG Group AG has advanced meaningfully following its strategic acquisitions of Barclays Consumer Bank Europe and Knab, a Netherlands-based mortgage bank. These transactions mark pivotal milestones, significantly enhancing the Group’s footprint across key European markets. In our view, current consensus estimates for 2025 and 2026 underappreciate the company’s long-term potential—particularly its ability to deliver sustainable growth, maintain best-in-class cost efficiency, and generate sector-leading capital returns. Management continues to execute with discipline, delivering strong financial results while remaining steadfast in its commitment to robust free cash flow generation and consistent capital return to shareholders through dividends.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
French multinational tire manufacturer, Michelin (CDGE) was a notable underperformer during the period, impacted by softer demand amid a challenging macroeconomic backdrop. Despite volume declines, margins remain resilient, supported by a favorable pricing mix and disciplined cost management. In response to near-term market pressures, management announced the planned closures of factories in France and Mexico. These actions are part of a broader strategic effort to reshape Michelin’s global footprint and align production with long-term market trends. While near-term demand remains uneven, the restructuring enhances operational flexibility and positions the company to benefit as end markets recover. We remain constructive on Michelin’s strong global competitive position, pricing power, and financial discipline. Shares currently trade at a meaningful discount to historical multiples, despite a strengthened balance sheet, robust free cash flow generation and attractive capital returns to shareholders.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Institutional Class)	22.27%	8.59%	6.24%
MSCI EAFE Net Index (Broad-based Index)	14.99%	11.15%	8.17%
MSCI ACWI ex-US Net Index	16.45%	10.26%	8.23%
MSCI EAFE Value Net Index	22.53%	15.66%	8.16%
MSCI ACWI ex-US Value Net Index	20.17%	14.41%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 269,391,634
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,498,186
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$269,391,634
Total number of portfolio holdings	60
Total advisory fees paid	$1,498,186
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

Sector Allocation

Financials	19.77%
Consumer Discretionary	19.30%
Information Technology	15.89%
Communication Services	13.25%
Industrials	8.13%
Health Care	7.98%
Consumer Staples	5.45%
Utilities	3.86%
Materials & Processing	3.30%
Other	1.32%

Geographic Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

C000108548 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Institutional Class
Trading Symbol	AGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Global Fund Institutional Class traded +15.82% higher over the trailing one-year period, falling short of the MSCI ACWI Net Index’s +17.27% gain, but ahead of the +12.14% return of the MSCI ACWI Value Net Index.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Korea-based leading pure-play producer of memory semiconductor products, SK Hynix Inc. advanced over the period following robust earnings results. Strong Artificial Intelligence (AI) driven demand for High Bandwidth Memory (HBM) products as well as a recovery in commodity memory prices were key highlights. Furthermore, the company is gaining market share in high-content server-grade Dynamic Random Access Memory (DRAM) modules and Solid State Drives (SSDs). With its entire 2025 HBM supply sold out and Nvidia as a key customer, SK Hynix solidified its leadership in the AI memory market.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
China-based e-commerce company, JD.com, Inc. declined during the period primarily due to concerns surrounding the company's aggressive expansion into the highly competitive food delivery business. Specifically, the size of the investment and incremental return on the initiative remains unclear. Meanwhile, the core e-commerce business continues to deliver strong results highlighted by double-digit top line growth and margin expansion. Despite the attractive valuation and strength of the core business, we have trimmed the position to reflect our emerging concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Institutional Class)	15.82%	11.08%	8.89%
MSCI ACWI Net Index (Broad-based Index)	17.27%	13.54%	11.91%
MSCI ACWI Value Net Index	12.14%	13.45%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 54,542,574
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 188,276
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$54,542,574
Total number of portfolio holdings	68
Total advisory fees paid	$188,276
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%

Sector Allocation

Information Technology	26.25%
Financials	16.26%
Communication Services	14.78%
Health Care	12.03%
Consumer Discretionary	11.60%
Industrials	5.96%
Consumer Staples	4.13%
Utilities	4.01%
Other	3.82%

Geographic Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%

C000108547 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Investor Class
Trading Symbol	AGLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Ariel Global Fund Investor Class traded +15.53% higher over the trailing one-year period, falling short of the MSCI ACWI Net Index’s +17.27% gain, but ahead of the +12.14% return of the MSCI ACWI Value Net Index.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Korea-based leading pure-play producer of memory semiconductor products, SK Hynix Inc. advanced over the period following robust earnings results. Strong Artificial Intelligence (AI) driven demand for High Bandwidth Memory (HBM) products as well as a recovery in commodity memory prices were key highlights. Furthermore, the company is gaining market share in high-content server-grade Dynamic Random Access Memory (DRAM) modules and Solid State Drives (SSDs). With its entire 2025 HBM supply sold out and Nvidia as a key customer, SK Hynix solidified its leadership in the AI memory market.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
China-based e-commerce company, JD.com, Inc. declined during the period primarily due to concerns surrounding the company's aggressive expansion into the highly competitive food delivery business. Specifically, the size of the investment and incremental return on the initiative remains unclear. Meanwhile, the core e-commerce business continues to deliver strong results highlighted by double-digit top line growth and margin expansion. Despite the attractive valuation and strength of the core business, we have trimmed the position to reflect our emerging concerns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Investor Class)	15.53%	10.80%	8.63%
MSCI ACWI Net Index (Broad-based Index)	17.27%	13.54%	11.91%
MSCI ACWI Value Net Index	12.14%	13.45%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 54,542,574
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 188,276
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$54,542,574
Total number of portfolio holdings	68
Total advisory fees paid	$188,276
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings

Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%

Sector Allocation

Information Technology	26.25%
Financials	16.26%
Communication Services	14.78%
Health Care	12.03%
Consumer Discretionary	11.60%
Industrials	5.96%
Consumer Staples	4.13%
Utilities	4.01%
Other	3.82%

Geographic Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%